Putnam Investments
One Post Office Square
Boston, MA 02109
June 13, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811-07513)
Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

Ladies and Gentlemen:

As requested by the Staff of the Commission, we are re-filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff. The Amendment, which was originally filed on May 15, 2007, is being filed for the purpose of registering shares of the Trust’s new series designated Putnam Municipal Money Market Fund, which will be offered by the same prospectus and statement of additional information that offer Putnam Prime Money Market Fund, an existing series of the Trust.

The Amendment is marked to show changes from the Putnam Prime Money Market Fund prospectus and statement of additional information dated January 30, 2007, filed with the Commission on January 26, 2007. In addition to disclosure concerning the new series, the Amendment reflects the inclusion of disclosure concerning class P shares, which previously was included in a separate prospectus, and the inclusion of revised text now being used in prospectuses of all Putnam funds, as filed with the Commission on January 19, 2007 for Putnam Equity Income Fund under Rule 485(a). We request selective review of the text that pertains to Putnam Municipal Money Market Fund and that the Amendment become effective 75 days after the original filing.

Data omitted from this Amendment will be included in a subsequent amendment to be filed prior to the effectiveness of this filing.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel
Putnam Investments

cc: Carlo Forcione Esq. Ropes & Gray LLP